Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	AMG FUNDS IAMG Managers CenterSquare Real Estate FundSupplement dated May 1, 2021, to the Summary Prospectus, the Prospectus, and the Statement of AdditionalInformation, each dated May 1, 2021The following information supplements and supersedes any information to the contrary relating to AMG Managers CenterSquare Real Estate Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, dated as noted above.AMG Funds LLC, the investment manager to the Fund (the “Investment Manager”), and CenterSquare Investment Management LLC, the subadviser to the Fund (“CenterSquare”), have reached an agreement in principle pursuant to which CenterSquare or one or more of its affiliates would acquire the books and records of the Investment Manager relating to the Fund and the Fund would be reorganized into a fund sponsored on a separate platform to be determined. At a meeting held on March 17-18, 2021, the Board of Trustees of the Trust approved the agreement in principle, subject to the completion and approval of a definitive purchase agreement between the Investment Manager and CenterSquare, as well as additional approvals by the Board of Trustees of the Trust and requisite shareholder approvals.
AMG Managers CenterSquare Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	AMG FUNDS IAMG Managers CenterSquare Real Estate FundSupplement dated May 1, 2021, to the Summary Prospectus, the Prospectus, and the Statement of AdditionalInformation, each dated May 1, 2021The following information supplements and supersedes any information to the contrary relating to AMG Managers CenterSquare Real Estate Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, dated as noted above.AMG Funds LLC, the investment manager to the Fund (the “Investment Manager”), and CenterSquare Investment Management LLC, the subadviser to the Fund (“CenterSquare”), have reached an agreement in principle pursuant to which CenterSquare or one or more of its affiliates would acquire the books and records of the Investment Manager relating to the Fund and the Fund would be reorganized into a fund sponsored on a separate platform to be determined. At a meeting held on March 17-18, 2021, the Board of Trustees of the Trust approved the agreement in principle, subject to the completion and approval of a definitive purchase agreement between the Investment Manager and CenterSquare, as well as additional approvals by the Board of Trustees of the Trust and requisite shareholder approvals.